REVENUE (Details - Revenue by geographic destination) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Total revenue	$ 126,836	$ 2,020,971
North America [Member]
Disaggregation of Revenue [Line Items]
Total revenue	0	437,536
UNITED KINGDOM
Disaggregation of Revenue [Line Items]
Total revenue	$ 126,836	$ 1,583,435